Financial Risks - Summary Of Maturity Analysis For Derivative Financial Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	€ 14,292	€ 4,078
Cash outflows	(14,126)	(6,614)
Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	36,357	64,101
Cash outflows	(33,619)	(62,141)
Not later than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	865	156
Cash outflows	(983)	(66)
Not later than 1 year [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	17,162	23,453
Cash outflows	(17,056)	(23,143)
1-5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	3,091	709
Cash outflows	(2,594)	(288)
1-5 years [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	3,098	8,092
Cash outflows	(2,922)	(7,351)
Over 5 through 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	3,537	982
Cash outflows	(2,832)	(516)
Over 5 through 10 years [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	4,470	11,323
Cash outflows	(3,570)	(10,832)
Over 10 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	6,798	2,230
Cash outflows	(7,716)	(5,743)
Over 10 years [member] | Carrying value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash inflows	11,628	21,233
Cash outflows	€ (10,071)	€ (20,816)